Note 9 - Income Taxes (Details) - Deferred Tax Assets Liabilities - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 816	$ 800
Deferred compensation	243	220
Impairment of operating lease	9	24
Write-down of securities	10	10
Write-down of OREO	17
Restricted stock awards	7	16
Charitable contribution carryover	120	93
Other	123	80
Alternative minimum tax carryforward	634	413
Net unrealized holding loss on available-for-sale securities		853
Gross deferred tax assets	1,979	2,509
Deferred tax liabilities:
Depreciation	(307)	(250)
Deferred loan costs/fees	(437)	(413)
Mortgage servicing rights	(536)	(481)
Net unrealized holding gain on available-for-sale securities	(12)
Gross deferred tax liabilities	(1,292)	(1,144)
Net deferred tax asset	$ 687	$ 1,365